Employee Pension and Postretirement Benefit Plans - Multiemployer Pension Plans (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bakery and Confectionery Union and Industry International Pension Fund
Multiemployer Plans [Line Items]
Multiemployer plans contribution		$ 1.5	$ 1.4	$ 1.7
Central States Southeast and Southwest Areas Pension Fund
Multiemployer Plans [Line Items]
Multiemployer plans contribution		1.0	0.8	0.7
Retail, Wholesale and Department Store International Union and Industry Pension Fund
Multiemployer Plans [Line Items]
Multiemployer plans contribution		0.3	0.6	0.5
Settled withdrawal liability	$ 4.3
Rockford Area Dairy Industry Local 754, Intl. Brotherhood of Teamsters Retirement Pension Plan
Multiemployer Plans [Line Items]
Multiemployer plans contribution		0.5	0.5	0.4
Western Conference of Teamsters Pension Fund
Multiemployer Plans [Line Items]
Multiemployer plans contribution		$ 0.0	$ 0.8	$ (1.0)